Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Lease Costs

Year ended
December 31, 2019
Lease costs
Operating lease costs	6,606
Short-term lease costs	858
Sublease (income)	(534)
Total net lease cost	6,930
Operating lease income	677
Other information for the period
Right-of-use assets related to new operating lease liabilities	28,703
Operating cash flows from operating leases	7,071

Other information at end of period	As at December 31, 2019
Operating leases right-of-use assets (included in other assets on the balance sheets)	47,947
Operating lease liabilities (included in other liabilities on the balance sheets)	48,334
Weighted average remaining lease term for operating leases (in years)	10.37
Weighted average discount rate for operating leases	5.25%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2019:
Year ending December 31	Operating Leases
2020	8,570
2021	8,312
2022	7,923
2023	7,004
2024	4,324
2025 & thereafter	27,194
Total commitments	63,327
Less: effect of discounting cash flows to their present value	(14,993)
Operating lease liabilities	48,334

Summary of Lessee Operating Lease Liability Maturity

Year ended
December 31, 2019
Lease costs
Operating lease costs	6,606
Short-term lease costs	858
Sublease (income)	(534)
Total net lease cost	6,930
Operating lease income	677
Other information for the period
Right-of-use assets related to new operating lease liabilities	28,703
Operating cash flows from operating leases	7,071

Other information at end of period	As at December 31, 2019
Operating leases right-of-use assets (included in other assets on the balance sheets)	47,947
Operating lease liabilities (included in other liabilities on the balance sheets)	48,334
Weighted average remaining lease term for operating leases (in years)	10.37
Weighted average discount rate for operating leases	5.25%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2019:
Year ending December 31	Operating Leases
2020	8,570
2021	8,312
2022	7,923
2023	7,004
2024	4,324
2025 & thereafter	27,194
Total commitments	63,327
Less: effect of discounting cash flows to their present value	(14,993)
Operating lease liabilities	48,334